Investment Property - Summary of Changes in Investment Property (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investment Property [Line Items]
Beginning balance	$ 7,348,262	$ 7,539,005
Owner-occupied real property transfers		(921,781)
Depreciation expense (*)	(7,701)	(7,701)
Reversals of impairment loss recognized in the statement of income		738,739
Ending balance	7,340,561	7,348,262
Gross Carrying Amount [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	7,710,314	9,189,377
Owner-occupied real property transfers		(1,479,063)
Ending balance	7,710,314	7,710,314
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	(362,052)	(1,650,372)
Owner-occupied real property transfers		557,282
Depreciation expense (*)	(7,701)	(7,701)
Reversals of impairment loss recognized in the statement of income		738,739
Ending balance	$ (369,753)	$ (362,052)